Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
10.	INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Software	1,098,205	1,016,908	130,915
Patent	819,287	790,401	101,755
	1,917,492	1,807,309	232,670
Less: accumulated amortization	(1,047,660)	(1,132,532)	(145,800)
Intangible assets, net	869,832	674,777	86,870

Amortization expenses recognized for the years ended December 31, 2022, 2023 and 2024 were HK$350,309, HK$82,181 and HK$124,202 (approximately US$15,990), respectively.